Schedule of condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ASSETS
Cash and cash equivalents	$ 4,334	¥ 30,305	¥ 30,380
Prepaid expenses and other current assets	429	3,010	1,955
TOTAL ASSETS	64,897	453,837	403,252
LIABILITIES
TOTAL LIABILITIES	19,981	139,734	137,674
Shareholders’ equity
Subscription receivables		(3)	(3)
Treasury stock	(122)	(856)	(856)
Additional paid-in capital	26,164	182,968	142,828
Statutory reserve	3,694	25,836	23,271
Retained earnings	14,920	104,335	97,118
Accumulated other comprehensive (loss)/income	(143)	(998)	472
Total shareholders' equity	44,916	314,103	265,578	¥ 196,592	¥ 117,793
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	64,897	453,837	403,252
Common Class A [Member]
Shareholders’ equity
Ordinary shares value		3	3
Common Class B [Member]
Shareholders’ equity
Ordinary shares value
Subsidiaries [Member]
ASSETS
Cash and cash equivalents	879	6,149	14,312
Prepaid expenses and other current assets	4,910	34,339	25,075
Investment in subsidiaries	38,724	270,797	223,446
TOTAL ASSETS	44,513	311,285	262,833
LIABILITIES
TOTAL LIABILITIES
Shareholders’ equity
Subscription receivables		(3)	(3)
Treasury stock	(122)	(856)	(856)
Additional paid-in capital	26,164	182,968	142,828
Statutory reserve	3,694	25,836	23,271
Retained earnings	14,920	104,335	97,118
Accumulated other comprehensive (loss)/income	(143)	(998)	472
Total shareholders' equity	44,513	311,285	262,833
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	44,513	311,285	262,833
Subsidiaries [Member] | Common Class A [Member]
Shareholders’ equity
Ordinary shares value		3	3
Subsidiaries [Member] | Common Class B [Member]
Shareholders’ equity
Ordinary shares value